Condensed Consolidated Statements of Changes in Stockholders’/Owners’ Equity (Deficit) (Unaudited) - USD ($)	Owner’s Equity Predecessor	Non-redeemable Successor	Common Stock Class A Successor	Common Stock Class B Successor	Additional Paid-In Capital Successor	Accumulated Deficit Successor	Total Stockholders’ (Deficit) Equity Attributable to HNR Acquisition Corp. Successor	Noncontrolling Interest Successor	Successor
Balance at Dec. 31, 2021	$ 12,201,851
Net Income (loss)	18,296,002
Share-based compensation	6,394
Distributions	(2,000,000)
Balance at Dec. 31, 2022	28,504,247
Net Income (loss)	1,908,871
Balance at Mar. 31, 2023	30,413,118
Balance at Dec. 31, 2022	28,504,247
Net Income (loss)	4,970,863
Balance at Nov. 14, 2023	$ 33,475,110	$ 346			$ (9,719,485)	$ (10,079,371)	$ (19,798,510)		$ (19,798,510)
Balance (in Shares) at Nov. 14, 2023		3,457,813
Net Income (loss)						(9,001,202)	(9,001,202)		(9,001,202)
Reclassification of shares under two class structure and non-redemptions		$ (346)	$ 346
Reclassification of shares under two class structure and non-redemptions (in Shares)		(3,457,813)	3,457,813
Excise tax imposed on common stock redemptions						(38,172)	(38,172)		(38,172)
Reclassification of Public Shares Not Redeemed			$ 45		4,878,030		4,878,075		4,878,075
Reclassification of Public Shares Not Redeemed (in Shares)			445,626
Non redemption Agreement			$ 60		6,567,879		6,567,939		6,567,939
Non redemption Agreement (in Shares)			600,000
Shares not redeemer under Forward Purchase Agreement			$ 14		1,533,272		1,533,286		1,533,286
Shares not redeemer under Forward Purchase Agreement (in Shares)			140,070
Forward purchase agreement prepayment					8,190,554		8,190,554		8,190,554
Share-based compensation			$ 38		3,445,927		3,445,965		3,445,965
Share-based compensation (in Shares)			381,622
Shares issued for Acquisition			$ 21	$ 180	1,421,679		1,421,880	33,406,414	34,828,294
Shares issued for Acquisition (in Shares)			210,000	1,800,000
Balance at Dec. 31, 2023			$ 524	$ 180	16,317,856	(19,118,745)	(2,800,185)	33,406,414	30,606,229
Balance (in Shares) at Dec. 31, 2023			5,235,131	1,800,000
Net Income (loss)						(5,286,852)	(5,286,852)		(5,286,852)
Share-based compensation					699,248		699,248		699,248
Balance at Mar. 31, 2024			$ 524	$ 180	$ 17,017,104	$ (24,405,597)	$ (7,387,789)	$ 33,406,414	$ 26,018,625
Balance (in Shares) at Mar. 31, 2024			5,235,131	1,800,000